Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	SEE
Entity Registrant Name	SEALED AIR CORP/DE
Entity Central Index Key	0001012100